SHARE INCENTIVE PLAN	12 Months Ended
Dec. 31, 2020
SHARE INCENTIVE PLAN
SHARE INCENTIVE PLAN

18.         SHARE INCENTIVE PLAN

The Company adopted the 2009 and 2017 Share Incentive Plans for the grant of share options to employees, directors and non-employees to provide incentive for their services.

The maximum number of ordinary shares that may be delivered pursuant to compensatory awards granted to the employees, directors and non-employees under the 2009 Share Incentive Plan should not exceed 2,573,756 ordinary shares of par value $0.001 per share.

The maximum aggregate number of ordinary shares that may be issued pursuant to all awards is initially 2,059,005, plus an annual increase on the first day of each of the Company’s fiscal years the term of the 2017 Share Incentive Plan, commencing with the fiscal year beginning January 1, 2018, by an amount equal to 2.0% of the total number of ordinary shares issued and outstanding on the last day of the immediately preceding fiscal year.

On June 22, 2017, the Company granted a total of 1,286,878 share options to directors at an exercise price of $11.66 per option. The options will vest in accordance with the vesting schedules set out in the respective share option agreements.

If the Company completes a qualified IPO before June 22, 2018, the vesting and expiration terms are:

(i)	25% of the share options will be vested and exercisable on June 22, 2018, and will expire on June 21, 2027;
(ii)	75% of the share options will be vested quarterly in twelve quarters with equal quarterly installments after June 22, 2018, and will expire on June 21, 2027.

18.         SHARE INCENTIVE PLAN - continued

If the Company does not complete a qualified IPO before June 22, 2018, the vesting and expiration terms are:

(i)	25% of the share options will be vested and exercisable on the date of 1st trading date of the IPO, and will expire on June 21, 2027;
(ii)	75% of the share options will be vested quarterly in twelve quarters with equal quarterly installments after the 1st trading date of the IPO, and will expire on June 21, 2027.

As the Company completed the qualified IPO on September 27, 2017, the first vesting schedule applied.

On June 22, 2017, the Company granted a total of 772,127 share options to employees at an exercise price of $11.66 per option. The options will vest in accordance with the vesting schedules set out in the respective share option agreements. The vesting and expiration terms are:

(i)	25% of the share options will be vested and exercisable on June 22, 2018, and will expire on June 21, 2027;
(ii)	75% of the share options will be vested quarterly in twelve quarters with equal quarterly installments after June 22, 2018, and will expire on June 21, 2027.

On July 1, 2017, the Company granted a total of 50,300 share options to a director and a consultant at weighted average exercise price of $1.48 per option. The options were fully vested on the grant date and will expire on June 30, 2027.

On April 2, 2018, the Company granted 20,000 share options to an employee at an exercise price of $0.01 per option. The options will vest in accordance with the vesting schedules set out in the respective share option agreements. The vesting and expiration terms are:

(i)	25% of the share options will be vested and exercisable on April 1, 2019, and will expire on April 1, 2028;
(ii)	75% of the share options will be vested quarterly in twelve quarters with equal quarterly installments after April 1, 2019, and will expire on April 1, 2028.

In 2020, the Company granted 554,000 share options to employees at an exercise price of $0.001 per option. 25% of the share options will be vested and exercisable upon 1st anniversary year following the grant date, and the remaining 75% of the share options will be vested quarterly in twelve quarters with equal quarterly installments from the vesting date of the first installment, and the contract term is 10 years from grant date.

A summary of the share option activities is as follows:

	Number	Weighted	Weighted average	Weighted average	Aggregate
	of options	average	grant-date	remaining contractual	intrinsic
	outstanding	exercise price	fair value per option	term (years)	value
Options outstanding at January 1, 2020	4,008,558	7.02	3.54	5.14	6,084
Granted	554,000	0.01	2.69	9.82	1,312
Forfeited	(6,100)	8.49	8.51	—	—
Options outstanding at December 31, 2020	4,556,458	6.16	3.43	5.36	2,175
Options vested and expected to vest at December 31, 2020	4,556,458	6.16	3.43	5.36	2,175
Options exercisable at December 31, 2020	3,754,683	6.70	3.40	4.62	2,175

18.         SHARE INCENTIVE PLAN - continued

The weighted average grant date fair value of options granted during the years ended December 31, 2018, 2019 and 2020 were $17.39, $ nil and $2.69, respectively. The total fair value of options vested during the year ended December 31, 2018, 2019 and 2020 were $14,782, $3,320 and $2,990, respectively. The total intrinsic value of options exercised during the year ended December 31, 2018, 2019 and 2020 were $nil, $nil and $nil, respectively.

For share options that vest on grant date, the cost of award is expensed on the grant date. For the graded vesting share options, the Company recognizes the compensation cost over the requisite service period for each separately vesting portion of the award as if the award is, in substance, multiple awards. The Company recorded share-based compensation expenses relating to share options of $4,869, $2,069 and $1,198 for the years ended December 31, 2018, 2019 and 2020, respectively.

As of December 31, 2020, total unrecognized compensation expenses relating to share options were $1,469, which is expected to be recognized over a weighted average period of 1.51 years.

The fair value of the options granted is estimated on the dates of grant using the binomial option pricing model with the following assumptions used.

	As of December 31,
Grant date	2018	2020
Risk-free interest rate	2.73%	0.86%-0.93%
Expected volatility	38%	40%
Expected dividend yield	—	—
Exercise multiples	2.2	2.2
Fair value of underlying ordinary share	17.40	2.38~2.7

(1)          Risk-free interest rate

Risk-free interest rate was estimated based on the treasury long term rate of U.S. Treasury Department with a maturity period close to the expected term of the options.

(2)          Expected volatility

Expected volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(3)          Expected dividend yield

Expected dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)          Exercise multiples

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

(5)          Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective grant dates was determined based on the Company’s share price.

18.         SHARE INCENTIVE PLAN - continued

Nonvested shares

On March 14, 2018, the Company granted 200,000 nonvested shares to three directors and executive officers. 25% of the nonvested shares will be vested on March 14, 2019. 75% of the nonvested will be vested quarterly in twelve quarters with equal quarterly installments after March 14, 2019. The grant date fair value of the nonvested shares was $20.43 per share, which was the closing price of the Company’s ordinary share on New York Stock Exchange (“NYSE”) on March 14, 2018. This grant resulted in a total share-based compensation of $4,086, to be recognized ratably over the requisite service period of 4 years.

On October 24, 2018, the Company granted 18,000 nonvested shares to a non-employee. 25% of the nonvested will be vested on October 23, 2019. 75% of the nonvested will be vested quarterly in twelve quarters with equal quarterly installments after October 23, 2019. The grant date fair value of the nonvested shares was $17.11 per share, which was the closing price of the Company’s ordinary share on NYSE on October 24, 2018. This grant resulted in a total share-based compensation of $308, to be recognized ratably over the requisite service period of 4 years.

On July 29, 2019, the Company granted 8,388 nonvested shares to an employee. 25% of the nonvested will be vested on July 29, 2020. 75% of the nonvested will be vested quarterly in twelve quarters with equal quarterly installments after July 29, 2020. The grant date fair value of the nonvested shares was $6.06 per share, which was the closing price of the Company’s ordinary share on NYSE on July 29, 2019. This grant resulted in a total share-based compensation of $51, to be recognized ratably over the requisite service period of 4 years.

On August 20, 2019, the Company granted 240,000 nonvested shares to two directors and executive officers. 25% of the nonvested will be vested on August 20, 2020. 75% of the nonvested will be vested quarterly in twelve quarters with equal quarterly installments after August 20, 2020. The grant date fair value of the nonvested shares was $6.69 per share, which was the closing price of the Company’s ordinary share on NYSE on August 20, 2019. This grant resulted in a total share-based compensation of $1,606, to be recognized ratably over the requisite service period of 4 years.

On December 4, 2019, the Company granted 9,146 nonvested shares to an employee. 25% of the nonvested will be vested on December 4, 2020. 75% of the nonvested will be vested quarterly in twelve quarters with equal quarterly installments after December 4, 2020. The grant date fair value of the nonvested shares was $5.55 per share, which was the closing price of the Company’s ordinary share on NYSE on December 4, 2019. This grant resulted in a total share-based compensation of $51, to be recognized ratably over the requisite service period of 4 years.

On August 27, 2020, the Company granted 333,750 nonvested shares to three directors and executive officers. 25% of the nonvested will be vested on August 27, 2021. 75% of the nonvested will be vested quarterly in twelve quarters with equal quarterly installments after August 27, 2020. The grant date fair value of the nonvested shares was $3.03 per share, which was the closing price of the Company’s ordinary share on NYSE on August 27, 2020. This grant resulted in a total share-based compensation of $1,011, to be recognized ratably over the requisite service period of 4 years.

18.         SHARE INCENTIVE PLAN - continued

Nonvested shares - continued

A summary of the nonvested shares activities is as follows:

	Number	Weighted
	of nonvested shares	average grant date	Aggregate
	outstanding	fair value	intrinsic value

Nonvested shares outstanding at January 1, 2020	383,534	11.05	2,090
Granted	333,750	3.03
Vested	(134,408)	12.12

Nonvested shares outstanding at December 31, 2020	582,876	6.21	1,381

The weighted average grant date fair value of nonvested shares granted during the years ended December 31, 2018, 2019 and 2020 were $20.16, $6.63 and $3.03, respectively. The total fair value of nonvested shares vested during the years ended December 31, 2018, 2019 and 2020 were $nil, $669 and $403, respectively.

The Group recognized compensation expense over the requisite service period for each separately vesting portion of the award as if the award is in substance, multiple awards. The Company recorded share-based compensation expenses relating to nonvested shares of $1,878, $1,893 and $1,732 for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2020, total unrecognized compensation expenses relating to nonvested shares were $1,610, which is expected to be recognized over a weighted average period of 1.58 years.